Schedule of Investments(a)
September 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–42.81%
Advertising–0.05%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$11,000	$10,780
Lamar Media Corp., 3.75%, 02/15/2028(b)	26,000	22,747
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	23,000	22,324
		55,851
Aerospace & Defense–0.13%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(c)	17,000	16,202
Boeing Co. (The),
2.75%, 02/01/2026	2,000	1,813
2.20%, 02/04/2026	48,000	42,640
Lockheed Martin Corp.,
4.15%, 06/15/2053	47,000	39,453
4.30%, 06/15/2062	58,000	48,637
		148,745
Agricultural & Farm Machinery–0.16%
Cargill, Inc.,
3.63%, 04/22/2027(c)	64,000	60,885
4.00%, 06/22/2032(c)	81,000	73,865
4.38%, 04/22/2052(c)	58,000	49,981
		184,731
Airlines–0.55%
Allegiant Travel Co., 7.25%, 08/15/2027(c)	27,000	25,507
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	171,000	139,181
Series 2021-1, Class A, 2.88%, 07/11/2034	131,000	106,798
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(c)	9,068	7,599
Series 2021-1, Class A, 2.90%, 03/15/2035(c)	70,483	57,477
Delta Air Lines, Inc., 7.38%, 01/15/2026	4,000	4,050
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(c)	71,203	69,156
4.75%, 10/20/2028(c)	138,917	129,571
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	94,959	91,742
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,046	3,558
United Airlines, Inc.,
4.38%, 04/15/2026(c)	6,000	5,365
4.63%, 04/15/2029(c)	11,000	9,130
		649,134
	Principal Amount	Value
Apparel Retail–0.02%
Ross Stores, Inc., 3.38%, 09/15/2024	$25,000	$24,248
Application Software–0.11%
salesforce.com, inc., 2.90%, 07/15/2051	74,000	49,024
Workday, Inc., 3.70%, 04/01/2029	93,000	83,520
		132,544
Asset Management & Custody Banks–0.48%
Ameriprise Financial, Inc.,
3.00%, 04/02/2025	3,000	2,868
4.50%, 05/13/2032	52,000	49,022
Bank of New York Mellon Corp. (The),
4.60%, 07/26/2030(d)	53,000	50,290
Series I, 3.75%(d)(e)	161,000	124,775
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	103,000	88,540
2.13%, 02/15/2027	106,000	85,630
2.85%, 09/30/2028	52,000	39,490
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	19,000	18,542
CI Financial Corp. (Canada), 3.20%, 12/17/2030	39,000	28,321
State Street Corp.,
4.42%, 05/13/2033(d)	29,000	26,805
4.16%, 08/04/2033(d)	59,000	53,322
		567,605
Auto Parts & Equipment–0.05%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)(c)	49,000	40,036
5.38%, 03/01/2029(c)	27,000	22,207
		62,243
Automobile Manufacturers–1.02%
BMW US Capital LLC (Germany),
3.89% (SOFR + 0.84%), 04/01/2025(c)(f)	13,000	12,989
3.45%, 04/01/2027(c)	43,000	40,064
3.70%, 04/01/2032(c)	62,000	54,382
Ford Motor Co., 6.10%, 08/19/2032	256,000	226,125
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	44,000	36,548
General Motors Financial Co., Inc.,
4.15%, 06/19/2023	22,000	21,901
3.80%, 04/07/2025	60,000	57,204
5.00%, 04/09/2027	106,000	100,610
4.30%, 04/06/2029	28,000	24,365
Hyundai Capital America,
5.75%, 04/06/2023(c)	28,000	28,090
4.13%, 06/08/2023(c)	32,000	31,800
5.88%, 04/07/2025(c)	2,000	2,005
2.00%, 06/15/2028(c)	52,000	41,472
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	54,000	43,920

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)
Stellantis Finance US, Inc., 5.63%, 01/12/2028(c)	$308,000	$297,157
Toyota Motor Credit Corp., 4.55%, 09/20/2027	191,000	186,708
		1,205,340
Automotive Retail–0.22%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	67,000	55,359
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(c)	17,000	13,120
AutoZone, Inc., 4.75%, 08/01/2032	100,000	93,957
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	53,000	42,621
Sonic Automotive, Inc.,
4.63%, 11/15/2029(c)	30,000	23,586
4.88%, 11/15/2031(c)	35,000	26,569
		255,212
Biotechnology–0.09%
AbbVie, Inc., 3.85%, 06/15/2024	36,000	35,370
CSL Finance PLC (Australia),
3.85%, 04/27/2027(c)	27,000	25,587
4.05%, 04/27/2029(c)	27,000	24,903
4.63%, 04/27/2042(c)	26,000	22,718
		108,578
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	11,000	13,316
Building Products–0.03%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(c)	40,000	38,849
Masco Corp., 2.00%, 02/15/2031	2,000	1,501
		40,350
Cable & Satellite–0.37%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(c)	225,000	206,986
4.50%, 06/01/2033(c)	17,000	12,599
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.43% (3 mo. USD LIBOR + 1.65%), 02/01/2024(f)	52,000	52,286
3.50%, 03/01/2042	75,000	47,759
3.85%, 04/01/2061	52,000	30,491
Comcast Corp.,
3.25%, 11/01/2039	3,000	2,211
2.89%, 11/01/2051	2,000	1,256
2.65%, 08/15/2062	25,000	13,499
2.99%, 11/01/2063	3,000	1,744
Cox Communications, Inc.,
2.60%, 06/15/2031(c)	36,000	28,002
2.95%, 10/01/2050(c)	2,000	1,194
Sirius XM Radio, Inc., 3.88%, 09/01/2031(c)	56,000	43,552
		441,579
	Principal Amount	Value
Casinos & Gaming–0.02%
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(c)	$34,000	$29,747
Computer & Electronics Retail–0.04%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,010
5.30%, 10/01/2029	25,000	23,328
Leidos, Inc., 2.30%, 02/15/2031	33,000	24,491
		49,829
Consumer Finance–0.30%
American Express Co.,
2.55%, 03/04/2027	16,000	14,274
4.99%, 05/26/2033(d)	95,000	88,390
4.42%, 08/03/2033(d)	229,000	208,472
OneMain Finance Corp., 3.88%, 09/15/2028	37,000	27,311
Synchrony Financial, 4.25%, 08/15/2024	15,000	14,638
		353,085
Copper–0.02%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	5,000	4,851
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	16,880
		21,731
Data Processing & Outsourced Services–0.10%
Block, Inc., 3.50%, 06/01/2031(b)	32,000	24,873
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(c)	32,000	26,466
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	3,000	1,998
PayPal Holdings, Inc., 5.05%, 06/01/2052	73,000	65,252
		118,589
Distributors–0.04%
Genuine Parts Co., 2.75%, 02/01/2032	58,000	44,975
Diversified Banks–10.91%
Banco Mercantil del Norte S.A. (Mexico),
5.88%(c)(d)(e)	200,000	163,900
6.63%(c)(d)(e)	200,000	157,333
Banco Santander S.A. (Spain), 5.29%, 08/18/2027	300,000	282,960
Bank of America Corp.,
3.69% (SOFR + 1.05%), 02/04/2028(f)	29,000	27,886
4.38%, 04/27/2028(d)	152,000	142,616
4.95%, 07/22/2028(b)(d)	154,000	148,128
4.27%, 07/23/2029(d)	16,000	14,612
2.69%, 04/22/2032(d)	78,000	60,988
2.57%, 10/20/2032(d)	47,000	35,998
2.97%, 02/04/2033(d)	67,000	52,461
4.57%, 04/27/2033(d)	125,000	112,129
5.02%, 07/22/2033(d)	210,000	195,087
2.48%, 09/21/2036(d)	67,000	48,494
3.85%, 03/08/2037(d)	47,000	37,982
7.75%, 05/14/2038	232,000	258,010
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Series RR, 4.38%(d)(e)	$180,000	$144,900
Series TT, 6.13%(b)(d)(e)	253,000	239,718
Bank of Nova Scotia (The) (Canada), 4.59%, 05/04/2037(d)	47,000	39,487
Barclays PLC (United Kingdom), 8.00%(d)(e)	237,000	208,015
BPCE S.A. (France),
2.88% (SOFR + 0.57%), 01/14/2025(c)(f)	250,000	246,650
4.50%, 03/15/2025(c)	185,000	175,848
Citigroup, Inc.,
3.16% (SOFR + 0.69%), 01/25/2026(f)	11,000	10,727
4.66%, 05/24/2028(b)(d)	73,000	69,433
4.08%, 04/23/2029(d)	20,000	18,126
2.57%, 06/03/2031(d)	6,000	4,728
2.56%, 05/01/2032(d)	50,000	38,447
2.52%, 11/03/2032(d)	34,000	25,818
3.79%, 03/17/2033(d)	149,000	125,093
4.91%, 05/24/2033(d)	82,000	75,557
2.90%, 11/03/2042(d)	50,000	32,012
3.88%(b)(d)(e)	442,000	365,591
Series A, 5.95%(d)(e)	11,000	10,897
Series V, 4.70%(d)(e)	165,000	133,023
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(c)(d)	250,000	226,987
4.66%, 08/22/2028(c)(d)	250,000	236,093
3.76%, 04/06/2033(c)(d)	500,000	413,992
Credit Agricole S.A. (France),
4.38%, 03/17/2025(c)	310,000	298,004
4.75%(c)(d)(e)	409,000	282,848
7.88%(c)(d)(e)	200,000	192,356
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(c)	232,000	231,444
Discover Bank, 4.65%, 09/13/2028	116,000	105,357
Federation des Caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(c)	337,000	318,932
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(d)	103,000	101,711
4.31% (SOFR + 1.43%), 03/10/2026(f)	200,000	197,215
5.21%, 08/11/2028(d)	207,000	193,739
5.40%, 08/11/2033(d)	285,000	253,797
4.60%(d)(e)	225,000	156,598
6.00%(d)(e)	200,000	166,200
6.25%(d)(e)	243,000	233,778
ING Groep N.V. (Netherlands), 4.06% (SOFR + 1.01%), 04/01/2027(f)	368,000	349,127
JPMorgan Chase & Co.,
3.67% (3 mo. USD LIBOR + 0.89%), 07/23/2024(f)	10,000	10,006
3.80%, 07/23/2024(d)	30,000	29,601
3.63%, 12/01/2027	2,000	1,814
3.78%, 02/01/2028(d)	25,000	22,950
4.32%, 04/26/2028(d)	150,000	140,694
3.54%, 05/01/2028(d)	17,000	15,406
4.85%, 07/25/2028(d)	164,000	157,639
2.96%, 01/25/2033(d)	4,000	3,149
4.59%, 04/26/2033(d)	90,000	81,116
	Principal Amount	Value
Diversified Banks–(continued)
4.91%, 07/25/2033(d)	$252,000	$232,718
5.72%, 09/14/2033(b)(d)	415,000	393,036
Series W, 3.91% (3 mo. USD LIBOR + 1.00%), 05/15/2047(f)	7,000	5,541
KeyBank N.A., 4.90%, 08/08/2032	251,000	226,128
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(d)	200,000	192,197
1.80%, 07/20/2033(d)	213,000	199,280
Mizuho Financial Group, Inc. (Japan),
2.56%, 09/13/2031	400,000	294,355
5.67%, 09/13/2033(d)	267,000	257,116
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(c)(d)	153,000	129,353
Nordea Bank Abp (Finland),
5.38%, 09/22/2027(c)	200,000	195,190
3.75%(c)(d)(e)	210,000	139,158
6.63%(c)(d)(e)	202,000	187,557
PNC Bank N.A., 2.50%, 08/27/2024	255,000	244,702
Royal Bank of Canada (Canada),
3.70%, 10/05/2023	16,000	15,865
3.14% (SOFR + 0.71%), 01/21/2027(f)	164,000	157,080
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(c)(d)	200,000	146,380
7.75%(c)(d)(e)	288,000	261,274
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	55,000	41,239
2.22%, 09/17/2031	200,000	149,917
Swedbank AB (Sweden), 5.34%, 09/20/2027(c)	206,000	199,860
Truist Bank, 2.64%, 09/17/2029(d)	390,000	363,654
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	18,000	16,840
4.55%, 07/22/2028(d)	164,000	158,185
4.97%, 07/22/2033(d)	124,000	115,963
2.49%, 11/03/2036(d)	146,000	109,962
Wells Fargo & Co.,
3.53%, 03/24/2028(d)	71,000	64,376
3.58%, 05/22/2028(d)	20,000	18,113
4.81%, 07/25/2028(d)	93,000	88,793
4.90%, 07/25/2033(d)	92,000	84,941
3.07%, 04/30/2041(d)	4,000	2,755
4.75%, 12/07/2046	15,000	12,032
4.61%, 04/25/2053(d)	113,000	91,975
		12,918,742
Diversified Capital Markets–1.78%
Credit Suisse AG (Switzerland),
3.63%, 09/09/2024	189,000	180,531
5.00%, 07/09/2027	285,000	263,146
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	147,000	135,413
6.44%, 08/11/2028(c)(d)	298,000	277,505
6.54%, 08/12/2033(c)(d)	441,000	396,908
5.10%(c)(d)(e)	201,000	123,585
9.75%(c)(d)(e)	201,000	197,659
OWL Rock Core Income Corp., 4.70%, 02/08/2027	60,000	52,629
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
4.13%, 04/15/2026(c)	$153,000	$144,844
4.75%, 05/12/2028(c)(d)	213,000	200,209
4.38%(c)(d)(e)	200,000	131,900
		2,104,329
Diversified Chemicals–0.73%
Celanese US Holdings LLC,
5.90%, 07/05/2024	213,000	210,213
6.05%, 03/15/2025	228,000	222,938
6.17%, 07/15/2027(b)	239,000	226,495
6.33%, 07/15/2029	67,000	62,512
6.38%, 07/15/2032	153,000	142,375
		864,533
Diversified Metals & Mining–0.08%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(c)	30,000	23,100
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(c)	77,000	66,368
		89,468
Diversified REITs–0.57%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	9,000	7,833
CubeSmart L.P., 2.25%, 12/15/2028	16,000	13,008
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(c)	200,000	181,265
4.87%, 01/15/2030(c)	200,000	152,980
VICI Properties L.P.,
4.75%, 02/15/2028	102,000	94,008
4.95%, 02/15/2030	102,000	92,395
5.13%, 05/15/2032	73,000	64,869
5.63%, 05/15/2052	77,000	63,880
		670,238
Drug Retail–0.09%
CVS Pass-Through Trust, 5.77%, 01/10/2033(c)	109,094	105,674
Electric Utilities–1.16%
AEP Texas, Inc.,
3.95%, 06/01/2028(c)	162,000	149,800
4.70%, 05/15/2032	37,000	34,129
5.25%, 05/15/2052	57,000	52,192
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	199,271	131,972
Duke Energy Corp.,
4.30%, 03/15/2028	124,000	116,885
5.00%, 08/15/2052	196,000	167,464
3.25%, 01/15/2082(d)	41,000	30,097
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	219,000	211,522
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	72,000	58,591
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	177,000	171,346
5.00%, 07/15/2032	55,000	52,590
PacifiCorp, 2.90%, 06/15/2052	41,000	26,355
	Principal Amount	Value
Electric Utilities–(continued)
Tampa Electric Co., 5.00%, 07/15/2052	$56,000	$51,607
Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	63,000	59,550
Series C, 4.63%, 05/15/2052	72,000	62,475
		1,376,575
Electrical Components & Equipment–0.48%
CenterPoint Energy Houston Electric LLC,
Series AI, 4.45%, 10/01/2032	303,000	287,536
Series AJ, 4.85%, 10/01/2052	306,000	281,972
		569,508
Electronic Equipment & Instruments–0.07%
Vontier Corp.,
2.40%, 04/01/2028	52,000	40,709
2.95%, 04/01/2031	66,000	47,598
		88,307
Environmental & Facilities Services–0.05%
Covanta Holding Corp., 4.88%, 12/01/2029(c)	46,000	37,260
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(c)	25,000	21,125
		58,385
Financial Exchanges & Data–0.91%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	200,000	156,806
Cboe Global Markets, Inc., 3.00%, 03/16/2032	178,000	146,622
FactSet Research Systems, Inc., 3.45%, 03/01/2032	65,000	53,067
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	102,000	96,929
4.35%, 06/15/2029	81,000	76,721
4.60%, 03/15/2033	68,000	63,464
4.95%, 06/15/2052	94,000	83,753
3.00%, 09/15/2060	17,000	10,207
5.20%, 06/15/2062	72,000	64,689
Moody’s Corp.,
4.25%, 08/08/2032	59,000	53,548
2.75%, 08/19/2041	46,000	30,647
5.25%, 07/15/2044	2,000	1,846
3.75%, 02/25/2052	63,000	46,719
3.10%, 11/29/2061	122,000	74,656
MSCI, Inc.,
3.88%, 02/15/2031(c)	11,000	9,284
3.63%, 11/01/2031(c)	11,000	8,840
S&P Global, Inc.,
1.25%, 08/15/2030	3,000	2,249
2.90%, 03/01/2032(c)	36,000	30,099
3.70%, 03/01/2052(c)	36,000	27,307
3.90%, 03/01/2062(c)	57,000	43,269
		1,080,722
Food Distributors–0.02%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(c)	33,000	25,911
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
General Merchandise Stores–0.45%
Dollar General Corp.,
4.63%, 11/01/2027	$89,000	$86,659
5.00%, 11/01/2032	78,000	75,126
5.50%, 11/01/2052	156,000	153,170
Target Corp., 4.50%, 09/15/2032	225,000	214,715
		529,670
Health Care Facilities–0.08%
Tenet Healthcare Corp., 6.13%, 06/15/2030(c)	99,000	90,944
Health Care REITs–0.03%
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	16,000	14,761
2.00%, 03/15/2031(b)	19,000	13,985
Physicians Realty L.P., 4.30%, 03/15/2027	2,000	1,874
		30,620
Health Care Services–0.32%
Cigna Corp., 4.13%, 11/15/2025	15,000	14,585
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	94,000	71,685
Series 2042, 2.72%, 01/01/2042	91,000	61,425
2.86%, 01/01/2052	104,000	66,303
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	276,000	166,438
		380,436
Home Improvement Retail–1.07%
Home Depot, Inc. (The),
4.50%, 09/15/2032	223,000	213,371
4.95%, 09/15/2052	113,000	106,444
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	24,000	22,262
5.00%, 04/15/2033(b)	416,000	393,349
5.63%, 04/15/2053(b)	311,000	288,350
5.80%, 09/15/2062	259,000	238,332
		1,262,108
Homebuilding–0.06%
D.R. Horton, Inc., 4.75%, 02/15/2023	21,000	20,991
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	4,000	3,095
3.97%, 08/06/2061	84,000	44,477
		68,563
Hotels, Resorts & Cruise Lines–0.23%
Expedia Group, Inc.,
3.25%, 02/15/2030	161,000	130,785
2.95%, 03/15/2031	22,000	17,098
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(c)	19,000	14,583
Marriott International, Inc., 5.00%, 10/15/2027	117,000	113,179
		275,645
	Principal Amount	Value
Household Products–0.09%
Colgate-Palmolive Co., 3.10%, 08/15/2027	$113,000	$106,313
Hypermarkets & Super Centers–0.31%
Walmart, Inc.,
4.15%, 09/09/2032	214,000	205,217
4.50%, 09/09/2052	168,000	157,871
		363,088
Independent Power Producers & Energy Traders–0.28%
AES Corp. (The), 2.45%, 01/15/2031	19,000	14,563
Calpine Corp., 3.75%, 03/01/2031(c)	40,000	31,365
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(c)	149,000	140,721
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(c)	200,000	119,344
Vistra Corp., 7.00%(c)(d)(e)	32,000	28,008
		334,001
Industrial Machinery–0.01%
Flowserve Corp., 2.80%, 01/15/2032	15,000	10,758
Industrial REITs–0.02%
LXP Industrial Trust, 2.38%, 10/01/2031	30,000	21,836
Insurance Brokers–0.06%
Willis North America, Inc., 4.65%, 06/15/2027	71,000	67,530
Integrated Oil & Gas–0.73%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	65,000	46,511
2.94%, 06/04/2051	14,000	8,920
3.00%, 03/17/2052	34,000	21,864
BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	37,000	34,318
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	7,716
5.88%, 05/28/2045	12,000	7,285
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	24,000	21,536
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(b)(c)	303,000	259,766
6.70%, 02/16/2032	51,000	35,861
Petronas Capital Ltd. (Malaysia), 2.48%, 01/28/2032(c)	200,000	164,455
Qatar Energy (Qatar), 3.30%, 07/12/2051(c)	200,000	142,484
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	78,000	54,801
3.00%, 11/26/2051	90,000	59,842
		865,359
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–0.21%
AT&T, Inc.,
3.68% (SOFR + 0.64%), 03/25/2024(f)	$96,000	$95,464
4.30%, 02/15/2030	20,000	18,296
2.55%, 12/01/2033	113,000	83,768
3.55%, 09/15/2055	5,000	3,295
Verizon Communications, Inc.,
2.85%, 09/03/2041	63,000	42,182
3.55%, 03/22/2051	9,000	6,348
		249,353
Interactive Home Entertainment–0.12%
Electronic Arts, Inc., 2.95%, 02/15/2051	4,000	2,623
ROBLOX Corp., 3.88%, 05/01/2030(b)(c)	57,000	46,501
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	82,000	71,294
WMG Acquisition Corp., 3.00%, 02/15/2031(c)	31,000	23,578
		143,996
Interactive Media & Services–0.62%
Match Group Holdings II LLC, 5.63%, 02/15/2029(c)	25,000	22,816
Meta Platforms, Inc.,
3.85%, 08/15/2032(c)	310,000	272,815
4.45%, 08/15/2052(c)	319,000	260,870
4.65%, 08/15/2062(c)	221,000	178,575
		735,076
Internet & Direct Marketing Retail–0.15%
Amazon.com, Inc., 2.88%, 05/12/2041	51,000	37,384
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(c)	150,000	137,408
		174,792
Internet Services & Infrastructure–0.06%
Twilio, Inc.,
3.63%, 03/15/2029	29,000	23,460
3.88%, 03/15/2031(b)	29,000	22,825
VeriSign, Inc., 2.70%, 06/15/2031	36,000	27,977
		74,262
Investment Banking & Brokerage–1.53%
Charles Schwab Corp. (The),
3.92% (SOFR + 1.05%), 03/03/2027(f)	140,000	139,056
2.90%, 03/03/2032	72,000	59,432
5.00%(d)(e)	82,000	73,903
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
3.49% (SOFR + 0.58%), 03/08/2024(f)	$19,000	$18,837
3.16% (SOFR + 0.70%), 01/24/2025(f)	20,000	19,648
3.50%, 11/16/2026	11,000	10,178
3.73% (SOFR + 0.81%), 03/09/2027(f)	252,000	242,171
3.35% (SOFR + 0.92%), 10/21/2027(f)	198,000	189,432
3.91% (SOFR + 1.12%), 02/24/2028(f)	57,000	54,623
3.62%, 03/15/2028(d)	36,000	32,799
4.48%, 08/23/2028(d)	146,000	137,154
2.62%, 04/22/2032(d)	21,000	16,302
2.65%, 10/21/2032(d)	62,000	47,594
3.21%, 04/22/2042(d)	3,000	2,041
3.44%, 02/24/2043(d)	57,000	39,606
Series FRN, 3.71% (SOFR + 0.79%), 12/09/2026(f)	307,000	296,950
Series V, 4.13%(d)(e)	134,000	106,698
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(c)	378,000	243,746
Morgan Stanley,
3.15% (SOFR + 0.63%), 01/24/2025(f)	16,000	15,709
5.00%, 11/24/2025	24,000	23,716
2.70%, 01/22/2031(d)	6,000	4,871
2.51%, 10/20/2032(d)	38,000	29,081
3.22%, 04/22/2042(d)	3,000	2,097
		1,805,644
IT Consulting & Other Services–0.04%
DXC Technology Co., 2.38%, 09/15/2028	61,000	49,897
Leisure Products–0.04%
Brunswick Corp.,
4.40%, 09/15/2032	29,000	23,432
5.10%, 04/01/2052	43,000	29,914
		53,346
Life & Health Insurance–1.46%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	29,000	27,558
Athene Global Funding,
1.45%, 01/08/2026(c)	30,000	26,119
2.95%, 11/12/2026(c)	36,000	31,788
Athene Holding Ltd.,
6.15%, 04/03/2030	22,000	21,153
3.45%, 05/15/2052	68,000	42,428
GA Global Funding Trust, 2.90%, 01/06/2032(c)	357,000	271,851
MAG Mutual Holding Co., 4.75%, 04/30/2041(g)	784,000	673,370
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(d)	14,000	12,451
MetLife, Inc., 5.00%, 07/15/2052	54,000	49,354
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(c)	2,000	1,388
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Pacific Life Global Funding II,
3.85% (SOFR + 0.80%), 03/30/2025(c)(f)	$243,000	$239,393
3.49% (SOFR + 0.62%), 06/04/2026(c)(f)	112,000	108,524
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(c)	2,000	1,298
Prudential Financial, Inc.,
5.20%, 03/15/2044(d)	26,000	25,038
6.00%, 09/01/2052(d)	188,000	175,830
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(c)	26,000	23,354
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(c)	2,000	1,365
		1,732,262
Life Sciences Tools & Services–0.01%
Illumina, Inc., 2.55%, 03/23/2031	17,000	13,051
Managed Health Care–0.54%
Centene Corp., 2.50%, 03/01/2031	57,000	43,087
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	205,000	143,577
3.00%, 06/01/2051	215,000	142,919
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,946
3.70%, 05/15/2027	81,000	77,162
4.00%, 05/15/2029	249,000	232,264
		640,955
Motorcycle Manufacturers–0.15%
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(c)	200,000	183,833
Movies & Entertainment–0.36%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042(c)	188,000	140,999
5.14%, 03/15/2052(c)	233,000	169,794
5.39%, 03/15/2062(c)	162,000	117,783
		428,576
Multi-line Insurance–0.21%
Allianz SE (Germany), 3.20%(c)(d)(e)	237,000	153,541
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(c)	111,000	96,022
		249,563
Multi-Utilities–0.25%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	131,000	107,277
Ameren Corp., 2.50%, 09/15/2024	13,000	12,350
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	18,000	15,507
WEC Energy Group, Inc., 5.15%, 10/01/2027	158,000	156,759
		291,893
Office REITs–0.15%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	3,000	2,841
2.95%, 03/15/2034	36,000	27,885
	Principal Amount	Value
Office REITs–(continued)
Boston Properties L.P., 3.25%, 01/30/2031	$3,000	$2,446
Office Properties Income Trust,
4.25%, 05/15/2024	82,000	75,499
4.50%, 02/01/2025	36,000	32,035
2.65%, 06/15/2026	10,000	7,508
2.40%, 02/01/2027	36,000	25,970
		174,184
Oil & Gas Equipment & Services–0.13%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	200,000	150,258
Oil & Gas Exploration & Production–0.39%
Apache Corp., 7.75%, 12/15/2029	98,000	100,642
CNX Resources Corp., 7.38%, 01/15/2031(c)	76,000	74,500
EQT Corp., 5.70%, 04/01/2028	88,000	86,418
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(c)	193,306	147,514
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(c)	18,000	15,728
6.25%, 04/15/2032(c)	18,000	15,971
Murphy Oil Corp., 6.38%, 07/15/2028(b)	23,000	21,768
		462,541
Oil & Gas Refining & Marketing–0.01%
Parkland Corp. (Canada), 4.50%, 10/01/2029(c)	20,000	16,193
Oil & Gas Storage & Transportation–1.35%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	70,000	55,457
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	43,000	48,074
Enbridge, Inc. (Canada),
3.34% (SOFR + 0.63%), 02/16/2024(f)	23,000	22,759
7.38%, 01/15/2083(d)	272,000	262,657
7.63%, 01/15/2083(d)	206,000	199,237
Energy Transfer L.P.,
4.25%, 03/15/2023	17,000	16,959
4.00%, 10/01/2027	12,000	10,902
EQM Midstream Partners L.P., 7.50%, 06/01/2030(c)	40,000	37,863
Kinder Morgan, Inc.,
4.80%, 02/01/2033	127,000	114,119
5.45%, 08/01/2052	275,000	238,904
Kinetik Holdings L.P., 5.88%, 06/15/2030(c)	126,000	115,638
MPLX L.P.,
4.25%, 12/01/2027	12,000	11,192
4.95%, 03/14/2052	82,000	64,371
ONEOK, Inc., 6.35%, 01/15/2031	34,000	33,389
Targa Resources Corp.,
5.20%, 07/01/2027	106,000	102,130
6.25%, 07/01/2052	120,000	109,339
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(c)	37,000	28,839
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
3.70%, 01/15/2023	$25,000	$24,982
2.60%, 03/15/2031	94,000	73,852
3.50%, 10/15/2051	41,000	27,348
		1,598,011
Other Diversified Financial Services–0.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	150,000	147,918
Avolon Holdings Funding Ltd. (Ireland), 4.25%, 04/15/2026(c)	3,000	2,693
Corebridge Financial, Inc.,
4.40%, 04/05/2052(c)	14,000	10,682
6.88%, 12/15/2052(c)(d)	238,000	218,333
Jackson Financial, Inc.,
5.17%, 06/08/2027	76,000	73,286
5.67%, 06/08/2032	88,000	80,605
		533,517
Packaged Foods & Meats–0.15%
Conagra Brands, Inc., 4.60%, 11/01/2025	19,000	18,575
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(c)	5,000	4,010
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(c)	200,000	151,847
		174,432
Paper Packaging–0.17%
Berry Global, Inc., 1.65%, 01/15/2027	218,000	181,050
Packaging Corp. of America, 3.65%, 09/15/2024	16,000	15,621
		196,671
Pharmaceuticals–0.09%
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	133,000	86,735
Mylan, Inc., 3.13%, 01/15/2023(c)	24,000	23,876
		110,611
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(c)	83,000	80,335
Property & Casualty Insurance–0.29%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,652
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,000	1,883
3.38%, 03/03/2031	8,000	6,478
5.63%, 08/16/2032(c)	232,000	214,281
First American Financial Corp., 2.40%, 08/15/2031	39,000	27,911
Progressive Corp. (The),
2.50%, 03/15/2027	10,000	9,044
3.70%, 03/15/2052	5,000	3,770
Stewart Information Services Corp., 3.60%, 11/15/2031	105,000	81,084
		346,103
	Principal Amount	Value
Railroads–1.23%
CSX Corp.,
4.10%, 11/15/2032	$227,000	$206,294
4.50%, 11/15/2052	227,000	191,077
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	204,000	137,332
Norfolk Southern Corp., 4.55%, 06/01/2053	68,000	57,780
Union Pacific Corp.,
4.50%, 01/20/2033	309,000	293,672
4.95%, 09/09/2052	305,000	285,037
5.15%, 01/20/2063	312,000	290,815
		1,462,007
Real Estate Development–0.02%
Essential Properties L.P., 2.95%, 07/15/2031	36,000	26,353
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	2,000	1,555
		27,908
Regional Banks–2.24%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	68,000	65,485
2.50%, 02/06/2030	18,000	14,231
3.25%, 04/30/2030	8,000	6,552
2.64%, 09/30/2032	107,000	78,168
5.64%, 05/21/2037(d)	126,000	116,535
Series G, 4.00%(d)(e)	32,000	25,711
Fifth Third Bancorp,
4.30%, 01/16/2024	2,000	1,982
2.55%, 05/05/2027	2,000	1,781
4.06%, 04/25/2028(d)	62,000	58,259
4.77%, 07/28/2030(d)	194,000	181,381
4.34%, 04/25/2033(d)	81,000	71,916
Fifth Third Bank N.A., 3.85%, 03/15/2026	168,000	158,847
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	23,000	22,327
4.44%, 08/04/2028(d)	104,000	98,359
2.49%, 08/15/2036(d)	36,000	25,511
KeyCorp, 4.79%, 06/01/2033(d)	50,000	45,916
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(d)	209,000	186,717
Series O, 6.46% (3 mo. USD LIBOR + 3.68%)(e)(f)	128,000	127,632
Series U, 6.00%(d)(e)	150,000	139,500
Series V, 6.20%(d)(e)	259,000	245,402
Santander Holdings USA, Inc., 3.50%, 06/07/2024	15,000	14,547
SVB Financial Group,
4.10%(d)(e)	172,000	118,150
Series D, 4.25%(d)(e)	362,000	267,155
Series E, 4.70%(d)(e)	242,000	177,501
Truist Financial Corp.,
4.12%, 06/06/2028(d)	116,000	109,102
4.92%, 07/28/2033(b)(d)	327,000	295,969
		2,654,636
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Reinsurance–0.05%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(c)	$14,000	$11,899
4.70%, 10/15/2051(c)(d)	65,000	49,024
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	2,000	1,994
		62,917
Renewable Electricity–0.19%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	208,000	171,600
NSTAR Electric Co., 4.55%, 06/01/2052	57,000	49,663
		221,263
Residential REITs–0.14%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	8,000	6,044
3.63%, 04/15/2032	93,000	76,806
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	16,000	12,841
2.70%, 01/15/2034	58,000	41,007
Mid-America Apartments L.P., 2.88%, 09/15/2051	2,000	1,254
Spirit Realty L.P.,
3.20%, 01/15/2027	16,000	14,059
2.10%, 03/15/2028	2,000	1,592
3.40%, 01/15/2030	2,000	1,627
2.70%, 02/15/2032	2,000	1,448
Sun Communities Operating L.P., 2.70%, 07/15/2031	11,000	8,329
		165,007
Restaurants–0.30%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(c)	43,000	33,965
McDonald’s Corp., 5.15%, 09/09/2052	277,000	257,933
Starbucks Corp., 3.00%, 02/14/2032(b)	78,000	64,644
		356,542
Retail REITs–0.32%
Agree L.P.,
2.00%, 06/15/2028	16,000	12,913
4.80%, 10/01/2032	105,000	93,777
Kimco Realty Corp., 2.70%, 10/01/2030	13,000	10,491
Kite Realty Group L.P., 4.00%, 10/01/2026	40,000	36,829
Kite Realty Group Trust, 4.75%, 09/15/2030	26,000	22,634
National Retail Properties, Inc., 3.50%, 04/15/2051	30,000	20,142
Realty Income Corp.,
2.20%, 06/15/2028	14,000	11,808
2.85%, 12/15/2032	11,000	8,823
Regency Centers L.P., 2.95%, 09/15/2029	16,000	13,289
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(c)(d)	166,000	142,768
		373,474
	Principal Amount	Value
Semiconductor Equipment–0.17%
Entegris Escrow Corp., 5.95%, 06/15/2030(c)	$133,000	$121,687
KLA Corp., 4.95%, 07/15/2052	89,000	81,067
		202,754
Semiconductors–0.22%
Broadcom, Inc.,
4.15%, 11/15/2030	19,000	16,473
3.47%, 04/15/2034(c)	48,000	36,100
3.14%, 11/15/2035(c)	112,000	78,714
4.93%, 05/15/2037(c)	25,000	20,661
Marvell Technology, Inc., 2.95%, 04/15/2031	62,000	48,167
Micron Technology, Inc.,
4.19%, 02/15/2027	2,000	1,870
2.70%, 04/15/2032	10,000	7,290
QUALCOMM, Inc.,
2.15%, 05/20/2030	27,000	22,296
3.25%, 05/20/2050	27,000	19,344
Skyworks Solutions, Inc., 1.80%, 06/01/2026	5,000	4,336
		255,251
Soft Drinks–0.27%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(c)	200,000	164,654
PepsiCo, Inc.,
3.60%, 02/18/2028	68,000	64,341
3.90%, 07/18/2032	56,000	51,845
4.20%, 07/18/2052	39,000	34,594
		315,434
Sovereign Debt–1.11%
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(c)	278,000	194,241
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(c)	200,000	190,400
China Government International Bond (China), 2.50%, 10/26/2051(c)	200,000	137,585
Egypt Government International Bond (Egypt), 3.88%, 02/16/2026(c)	200,000	145,672
Mexico Government International Bond (Mexico),
3.50%, 02/12/2034	200,000	152,473
4.40%, 02/12/2052	200,000	138,473
Peruvian Government International Bond (Peru), 2.78%, 01/23/2031	10,000	7,943
Romanian Government International Bond (Romania), 5.25%, 11/25/2027(c)	30,000	27,230
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	200,000	170,126
UAE International Government Bond (United Arab Emirates), 3.25%, 10/19/2061(c)	206,000	146,185
		1,310,328
Specialized Consumer Services–0.08%
Grand Canyon University, 3.25%, 10/01/2023	101,000	99,738
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Specialized Finance–0.34%
Blackstone Private Credit Fund,
1.75%, 09/15/2024	$21,000	$19,154
7.05%, 09/29/2025(c)	142,000	140,341
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(c)	256,000	245,753
		405,248
Specialized REITs–0.55%
American Tower Corp.,
3.00%, 06/15/2023	21,000	20,738
4.00%, 06/01/2025	11,000	10,607
2.70%, 04/15/2031	59,000	46,380
4.05%, 03/15/2032	52,000	44,886
Crown Castle, Inc., 2.50%, 07/15/2031	55,000	42,461
EPR Properties,
4.75%, 12/15/2026	33,000	29,337
4.95%, 04/15/2028	68,000	58,635
3.60%, 11/15/2031	72,000	51,530
Extra Space Storage L.P., 3.90%, 04/01/2029	27,000	24,072
Prologis, L.P., 4.63%, 01/15/2033	302,000	287,361
SBA Communications Corp., 3.13%, 02/01/2029	38,000	30,645
		646,652
Specialty Chemicals–0.28%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	174,789
5.50%, 03/18/2031(b)	200,000	151,324
		326,113
Systems Software–0.01%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	20,000	16,849
Microsoft Corp., 2.53%, 06/01/2050	2,000	1,314
		18,163
Technology Hardware, Storage & Peripherals–0.27%
Apple, Inc.,
3.35%, 08/08/2032	226,000	201,512
4.38%, 05/13/2045	11,000	9,914
4.25%, 02/09/2047	2,000	1,779
2.55%, 08/20/2060	82,000	49,377
2.80%, 02/08/2061	87,000	54,443
		317,025
Thrifts & Mortgage Finance–0.11%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(c)(d)	150,000	129,446
Trading Companies & Distributors–0.15%
Air Lease Corp.,
3.00%, 09/15/2023	2,000	1,952
2.20%, 01/15/2027	30,000	25,440
GATX Corp., 4.90%, 03/15/2033	161,000	145,029
		172,421
Trucking–0.47%
Aviation Capital Group LLC, 4.13%, 08/01/2025(c)	2,000	1,832
	Principal Amount	Value
Trucking–(continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(c)	$19,000	$18,127
3.40%, 11/15/2026(c)	23,000	20,852
4.40%, 07/01/2027(c)	39,000	36,640
Ryder System, Inc., 4.30%, 06/15/2027	56,000	53,059
SMBC Aviation Capital Finance DAC (Ireland), 1.90%, 10/15/2026(c)	205,000	171,033
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(c)	105,000	89,239
3.15%, 06/15/2031(c)	156,000	114,453
Uber Technologies, Inc., 4.50%, 08/15/2029(c)	63,000	53,078
		558,313
Wireless Telecommunication Services–0.89%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(c)	200,000	172,423
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(c)	139,000	111,144
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(c)	125,000	123,277
5.15%, 03/20/2028(c)	209,000	204,691
T-Mobile USA, Inc.,
2.25%, 02/15/2026	22,000	19,716
2.63%, 04/15/2026	24,000	21,778
3.40%, 10/15/2052	163,000	107,892
5.65%, 01/15/2053	130,000	123,114
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(c)	200,000	109,000
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	26,000	20,661
4.13%, 06/04/2081(d)	30,000	20,841
5.13%, 06/04/2081(d)	33,000	22,385
		1,056,922
Total U.S. Dollar Denominated Bonds & Notes (Cost $58,474,169)		50,673,612

Asset-Backed Securities–29.57%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	3,865	3,805
AmeriCredit Automobile Receivables Trust,
Series 2018-3, Class C, 3.74%, 10/18/2024	144,181	144,152
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	99,124
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	272,947
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	130,962
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	380,000	324,253
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(h)	$46,138	$43,825
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(h)	140,384	129,466
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(h)	20,558	18,436
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(h)	99,901	85,402
Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(h)	225,368	187,904
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(i)	377,513	327,944
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(c)(h)	731	728
Series 2019-2, Class A1, 3.63%, 03/25/2049(c)(h)	224	223
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-1A, Class A, 3.83%, 08/21/2028(c)	560,000	530,238
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 3.96% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(f)	731,000	698,343
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(h)	70,000	65,697
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	33,513	27,097
Series 2007-C, Class 1A4, 3.08%, 05/20/2036(h)	10,768	10,368
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	20,568	16,727
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	1,523,841	67,105
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(h)	325,909	280,013
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(h)	325,909	260,388
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(h)	311,546	270,110
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(h)	337,582	280,048
Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(h)	411,633	328,877
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(f)	27,855	26,828
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	27,844	27,076
Principal Amount		Value

Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)	$1,432,237	$29,111
Series 2018-B3, Class C, 4.69%, 04/10/2051(h)	42,000	36,960
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	78,036
Series 2019-B14, Class C, 3.90%, 12/15/2062(h)	83,700	67,452
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	58,428
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(h)	112,184	106,568
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 3.67% (1 mo. USD LIBOR + 0.85%), 11/15/2038(c)(f)	235,000	225,986
Series 2021-VOLT, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), 09/15/2036(c)(f)	250,000	239,069
Series 2021-VOLT, Class B, 3.77% (1 mo. USD LIBOR + 0.95%), 09/15/2036(c)(f)	225,000	211,410
Series 2021-VOLT, Class D, 4.47% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(f)	100,000	93,121
Series 2021-XL2, Class B, 3.82% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(f)	98,014	92,818
BX Trust,
Series 2022-LBA6, Class A, 3.85% (1.00% + SOFR Term Rate), 01/15/2039(c)(f)	320,000	308,343
Series 2022-LBA6, Class B, 4.15% (1.30% + SOFR Term Rate), 01/15/2039(c)(f)	230,000	219,780
Series 2022-LBA6, Class C, 4.45% (1.60% + SOFR Term Rate), 01/15/2039(c)(f)	100,000	95,610
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	105,000	103,641
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	100,000	98,583
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.02%, 11/13/2050(j)	647,374	19,010
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3.69% (3 mo. USD LIBOR + 0.98%), 04/20/2031(c)(f)	250,000	244,292
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(h)	4,414	4,193
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(h)	24,064	21,765
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(c)(h)	28,644	24,251
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(c)(h)	34,827	30,532
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.03%, 01/25/2036(h)	33,428	30,027
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.14%, 11/10/2046(j)	$352,783	$2,552
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	28,204	27,820
Series 2017-C4, Class XA, IO, 1.22%, 10/12/2050(j)	1,872,833	64,954
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(f)	73,842	72,586
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(h)	325,746	260,258
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	124,839
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(h)	17,447	17,124
Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(h)	206,636	175,774
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(h)	260,525	227,980
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(i)	263,767	234,533
Series 2022-3, Class A1, 3.90%, 02/25/2067(c)(h)	344,472	315,573
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.50%, 12/10/2045(j)	788,201	27
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(c)	245,000	243,372
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	27,050	26,580
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	682,912
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	165,437
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	454,376
Series 2015-CR25, Class B, 4.67%, 08/10/2048(h)	72,000	67,320
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	2,820	2,601
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	30,531	19,257
Series 2005-JA, Class A7, 5.50%, 11/25/2035	4,006	3,298
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(i)	9,390	9,240
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(h)	50,708	47,274
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(h)	110,303	96,181
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(h)	392,628	365,332
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(h)	115,000	98,319
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(c)(h)	310,785	298,468
Principal Amount		Value

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	$776,000	$642,457
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.16%, 06/25/2034(h)	8,188	7,700
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	99,640	55,320
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(c)	48,500	44,279
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(c)	48,500	45,279
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	106,275	91,947
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 09/16/2024	12,296	12,313
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 3.59% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(f)	100,056	96,248
DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	52,800	52,075
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(h)	22,049	20,997
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(h)	18,187	17,582
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(h)	39,218	33,213
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(h)	250,997	212,534
Series 2022-3, Class A1, 5.00%, 08/25/2067(c)(i)	290,855	280,239
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	236,496	233,390
Extended Stay America Trust, Series 2021-ESH, Class B, 4.20% (1 mo. USD LIBOR + 1.38%), 07/15/2038(c)(f)	114,297	110,228
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 3.73% (1 mo. USD LIBOR + 0.65%), 11/25/2035(f)	56,441	26,430
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(h)	513,417	443,807
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(h)	170,788	147,452
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.75%, 11/25/2045(c)(h)	90,000	89,670
Series 2013-K26, Class C, 3.69%, 12/25/2045(c)(h)	60,000	59,762
Series 2013-K27, Class C, 3.61%, 01/25/2046(c)(h)	95,000	94,361
Series 2013-K28, Class C, 3.60%, 06/25/2046(c)(h)	285,000	279,185
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(h)	$22,059	$20,705
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.90%, 04/19/2036(h)	33,016	26,197
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 3.78% (3 mo. USD LIBOR + 1.07%), 10/20/2032(c)(f)	260,000	251,277
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 3.87% (3 mo. USD LIBOR + 1.09%), 01/25/2032(c)(f)	330,000	318,464
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 3.58% (1 mo. Term SOFR + 0.73%), 08/15/2036(c)(f)	125,000	123,000
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	44,368
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	752	752
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	22,660	22,455
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	42,736
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	245,917
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(h)	289,693	251,575
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.65%, 07/25/2035(h)	10,946	10,467
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	113,000	96,847
Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	103,000	88,180
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	104,000	95,284
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	315,000	312,188
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	295,404
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	39,331
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	212,744
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	25,251	25,211
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 2.61%, 07/25/2035(h)	15,375	15,047
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(h)	381,662	310,569
Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	$245,000	$228,437
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	191,186
Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(j)	1,914,921	40,501
KKR CLO 30 Ltd., Series 30A, Class A1R, 3.76% (3 mo. USD LIBOR + 1.02%), 10/17/2031(c)(f)	268,000	260,562
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.04%, 02/18/2030(h)	12,527	0
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(c)(h)	9,939	1,968
Life Mortgage Trust,
Series 2021-BMR, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(f)	152,360	146,663
Series 2021-BMR, Class B, 3.70% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(f)	334,210	319,703
Series 2021-BMR, Class C, 3.92% (1 mo. USD LIBOR + 1.10%), 03/15/2038(c)(f)	108,127	103,184
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 3.89% (3 mo. USD LIBOR + 1.15%), 04/19/2033(c)(f)	742,000	723,216
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 3.18% (1 mo. USD LIBOR + 0.10%), 08/25/2036(f)	36,460	14,148
Med Trust,
Series 2021-MDLN, Class A, 3.77% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(f)	265,000	254,853
Series 2021-MDLN, Class B, 4.27% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(f)	368,000	352,246
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(h)	210,210	181,709
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(h)	206,058	178,120
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	6,478	6,059
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(h)	257,424	205,671
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(h)	296,136	256,950
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(h)	295,936	256,017
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), 07/15/2038(c)(f)	125,000	119,760
Series 2021-STOR, Class B, 3.72% (1 mo. USD LIBOR + 0.90%), 07/15/2038(c)(f)	105,000	99,679
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	$225,000	$221,286
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	567,231
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), 11/15/2034(c)(f)	99,000	98,416
Series 2017-CLS, Class B, 3.67% (1 mo. USD LIBOR + 0.85%), 11/15/2034(c)(f)	49,000	48,683
Series 2017-CLS, Class C, 3.82% (1 mo. USD LIBOR + 1.00%), 11/15/2034(c)(f)	33,000	32,768
Series 2017-HR2, Class XA, IO, 1.01%, 12/15/2050(j)	558,574	19,740
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	74,479
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	51,935
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(c)(h)	226,806	207,935
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(c)	33,683	31,789
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(c)	27,816	26,360
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 3.76% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(f)	293,000	287,559
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 3.80% (3 mo. USD LIBOR + 1.06%), 04/16/2033(c)(f)	250,000	243,191
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(h)	17,607	16,213
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(h)	23,764	21,646
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(h)	251,073	221,752
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(h)	295,230	254,924
Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(c)(h)	339,139	300,669
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(i)	246,378	222,993
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(i)	235,000	193,583
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(h)	260,608	226,284
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 3.47% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(f)	250,000	243,787
Series 2020-8RA, Class A1, 3.96% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(f)	433,000	422,347
Principal Amount		Value

Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 3.76% (3 mo. USD LIBOR + 1.05%), 07/20/2030(c)(f)	$500,000	$490,136
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 3.73% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(f)	400,000	390,690
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 3.97% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(f)	287,936	279,260
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(c)	114,000	93,897
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(h)	330,531	272,631
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	65,561	65,400
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	494,520	458,176
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	240,000	201,948
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(c)	254,325	242,791
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 4.02% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(f)	261,088	257,082
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	282	220
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,637	2,989
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(h)	34,850	32,957
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(c)	233,639	216,914
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	138,016	137,272
Series 2019-3, Class D, 2.68%, 10/15/2025	120,642	119,986
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(h)	379,245	342,080
Series 2022-1, Class A2, 3.58%, 03/27/2062(c)(h)	124,815	111,830
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	48,958	44,592
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	158,400	126,680
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	158,400	113,985
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(h)	178,593	166,666
Series 2021-SFR1, Class A, 3.59% (1 mo. USD LIBOR + 0.60%), 04/17/2038(c)(f)	792,432	772,178
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(h)	$11,536	$11,479
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(h)	30,391	28,123
Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(h)	402,187	331,576
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(h)	306,585	269,967
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 3.88%, 09/25/2034(h)	4,097	4,010
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 2.96%, 11/25/2033(h)	34,251	31,931
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 4.03% (3 mo. USD LIBOR + 1.29%), 04/18/2033(c)(f)	250,000	242,956
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	417,022
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	390,133	335,603
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(h)	18,282	17,564
TICP CLO XV Ltd., Series 2020-15A, Class A, 3.99% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(f)	521,000	506,035
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(h)	7,889	7,824
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	297,251	245,571
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.19%, 11/15/2050(j)	980,839	33,913
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	71,888
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(i)	62,668	60,690
Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(i)	64,940	62,901
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(h)	19,334	18,938
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(h)	106,897	92,739
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(h)	323,819	275,582
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(h)	128,080	117,456
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(i)	249,089	220,551
Series 2022-3, Class A1, 4.13%, 02/25/2067(c)(i)	278,064	256,062
Series 2022-7, Class A1, 5.15%, 07/25/2067(c)(i)	107,269	104,463
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	66,235	62,581
	Principal Amount	Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 3.02%, 10/25/2033(h)	$22,480	$21,463
Series 2005-AR14, Class 1A4, 2.99%, 12/25/2035(h)	51,458	49,265
Series 2005-AR16, Class 1A1, 2.76%, 12/25/2035(h)	24,074	22,481
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	114,824	112,990
Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)	868,447	31,030
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(c)	57,150	51,008
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(c)	451	450
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	147,424
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	125,798
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(h)	145,000	141,673
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	506,385	415,986
Total Asset-Backed Securities (Cost $38,749,299)		35,009,800
U.S. Treasury Securities–20.00%
U.S. Treasury Bills–0.19%(k)(l)
1.48% - 2.13%, 11/17/2022	229,000	228,445
3.75%, 03/09/2023	2,000	1,968
		230,413
U.S. Treasury Bonds–6.26%
3.38%, 08/15/2042	5,385,900	4,880,130
2.88%, 05/15/2052	3,013,100	2,527,709
		7,407,839
U.S. Treasury Notes–13.55%
3.25%, 08/31/2024	99,700	97,908
3.50%, 09/15/2025	526,100	515,414
3.13%, 08/31/2027	3,909,500	3,750,676
3.13%, 08/31/2029	2,210,600	2,098,516
2.75%, 08/15/2032	10,474,200	9,578,983
		16,041,497
Total U.S. Treasury Securities (Cost $25,413,385)		23,679,749
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–2.83%
Collateralized Mortgage Obligations–1.02%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(m)	$20,708	$2,452
7.00%, 06/25/2023 to 04/25/2032(m)	73,786	12,691
6.50%, 04/25/2029 to 02/25/2033(j)(m)	213,191	35,409
6.00%, 02/25/2033 to 03/25/2036(j)(m)	174,009	30,834
5.50%, 09/25/2033 to 06/25/2035(j)(m)	260,464	44,658
Fannie Mae REMICs,
IO, 5.50%, 04/25/2023 to 07/25/2046(m)	65,125	16,400
3.62% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(f)(m)	91,717	7,153
3.00%, 11/25/2027(m)	51,400	2,494
4.02% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(f)(m)	35,712	2,534
4.91% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(f)(m)	2,302	233
4.82% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(f)(m)	47,852	4,880
4.17% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(f)(m)	2,527	247
4.87% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(f)(m)	11,667	1,192
5.01% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032 to 12/18/2032(f)(m)	4,676	529
5.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(f)(m)	3,758	421
3.92% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(f)(m)	12,112	1,019
4.72% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(f)(m)	401	45
4.92% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(f)(m)	181,721	21,411
5.11% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(f)(m)	16,877	1,209
5.17% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(f)(m)	69,463	9,758
7.00%, 04/25/2033(m)	2,408	375
2.97% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(f)(m)	34,278	2,044
3.67% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(f)(m)	13,106	821
3.52% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(f)(m)	24,080	1,542
3.50%, 08/25/2035(m)	201,510	25,652
3.02% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(f)(m)	77,218	6,370
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.47% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(f)(m)	$21,797	$1,565
3.07% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(f)(m)	48,155	4,922
2.82% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(f)(m)	324,604	23,358
6.50%, 06/25/2023 to 10/25/2031	64,888	66,704
4.00%, 08/25/2026 to 08/25/2047(m)	71,713	9,837
6.00%, 11/25/2028 to 12/25/2031	57,662	59,130
3.33% (1 mo. USD LIBOR + 0.25%), 08/25/2035(f)	572	567
13.26% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(f)	30,832	36,543
12.89% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(f)	20,847	25,464
12.89% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(f)	17,263	19,351
4.02% (1 mo. USD LIBOR + 0.94%), 06/25/2037(f)	11,872	11,897
PO, 0.00%, 09/25/2023(n)	2,923	2,869
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	3,913,364	19,705
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,623,793	28,625
Series K734, Class X1, IO, 0.79%, 02/25/2026(j)	2,020,392	35,055
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,024,855	56,737
Series K083, Class AM, 4.03%, 10/25/2028(h)	23,000	22,219
Series K085, Class AM, 4.06%, 10/25/2028(h)	23,000	22,288
Series K089, Class AM, 3.63%, 01/25/2029(h)	39,000	36,901
Series K088, Class AM, 3.76%, 01/25/2029(h)	92,000	87,769
Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	1,683,002	83,403
Freddie Mac REMICs,
6.75%, 02/15/2024	749	754
6.50%, 02/15/2028 to 06/15/2032	234,790	241,717
8.00%, 03/15/2030	450	475
3.82% (1 mo. USD LIBOR + 1.00%), 02/15/2032(f)	480	486
3.50%, 05/15/2032	8,429	8,089
14.42% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(f)	4,788	5,723
3.22% (1 mo. USD LIBOR + 0.40%), 09/15/2035(f)	731	722
IO, 4.83% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(f)(m)	49,699	1,828
3.00%, 06/15/2027 to 05/15/2040(m)	176,919	9,226
2.50%, 05/15/2028(m)	36,718	1,690
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
5.71% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(f)(m)	$234	$6
5.28% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(f)(m)	711	50
3.88% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(f)(m)	179,638	9,949
3.93% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(f)(m)	19,523	1,144
3.90% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(f)(m)	20,951	1,279
3.33% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(f)(m)	6,111	270
4.18% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(f)(m)	3,972	415
3.18% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(f)(m)	4,184	347
3.25% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(f)(m)	129,417	10,021
3.43% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(f)(m)	32,018	2,228
3.28% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(f)(m)	47,870	5,005
4.00%, 03/15/2045(m)	21,598	1,847
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(n)	6,197	5,780
IO, 3.00%, 12/15/2027(m)	73,208	4,090
3.27%, 12/15/2027(j)	18,569	901
7.00%, 09/01/2029(m)	1,691	243
7.50%, 12/15/2029(m)	31,792	4,951
6.00%, 12/15/2032(m)	19,877	2,637
		1,209,155
Federal Home Loan Mortgage Corp. (FHLMC)–0.24%
6.00%, 10/01/2022 to 10/01/2029	47,735	48,954
9.00%, 01/01/2025 to 05/01/2025	869	889
6.50%, 07/01/2028 to 04/01/2034	40,491	41,831
7.00%, 10/01/2031 to 10/01/2037	31,273	32,104
5.00%, 12/01/2034	759	743
5.50%, 09/01/2039	73,172	75,427
4.00%, 11/01/2048 to 07/01/2049	93,254	88,142
		288,090
Federal National Mortgage Association (FNMA)–0.33%
7.00%, 01/01/2030 to 12/01/2032	9,632	9,954
3.50%, 12/01/2030 to 05/01/2047	356,124	328,073
6.50%, 09/01/2031 to 01/01/2034	2,984	3,082
7.50%, 01/01/2033	1,188	1,249
5.50%, 02/01/2035 to 05/01/2036	43,870	45,244
		387,602
	Principal Amount	Value
Government National Mortgage Association (GNMA)–0.31%
7.00%, 12/15/2023 to 08/15/2031	$816	$831
8.50%, 11/15/2024	295	295
6.50%, 11/15/2031 to 03/15/2032	775	814
6.00%, 11/15/2032	602	626
4.00%, 07/20/2049	29,677	27,886
IO, 4.56% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(f)(m)	15,116	6
3.61% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(f)(m)	25,945	2,009
3.71% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(f)(m)	165,449	10,606
4.50%, 09/16/2047(m)	120,753	20,638
3.26% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(f)(m)	113,692	10,295
TBA, 2.00%, 10/01/2052(o)	345,000	287,401
		361,407
Uniform Mortgage-Backed Securities–0.93%
TBA, 2.00%, 10/01/2037 to 10/01/2052(o)	1,286,000	1,100,995
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,700,149)		3,347,249

Agency Credit Risk Transfer Notes–0.93%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 8.08% (1 mo. USD LIBOR + 5.00%), 11/25/2024(f)	18,506	18,624
Series 2016-C02, Class 1M2, 9.08% (1 mo. USD LIBOR + 6.00%), 09/25/2028(f)	70,872	73,423
Series 2019-R03, Class 1M2, 5.23% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(f)	3,320	3,311
Series 2019-R06, Class 2M2, 5.18% (1 mo. USD LIBOR + 2.10%), 09/25/2039(c)(f)	1,409	1,407
Series 2022-R03, Class 1M1, 4.38% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(f)	350,063	346,114
Series 2022-R04, Class 1M1, 4.28% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(f)	191,842	189,722
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 7.08% (1 mo. USD LIBOR + 4.00%), 08/25/2024(f)	35,893	36,226
Series 2022-DNA3, Class M1A, STACR®, 4.28% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)	261,265	258,789
Series 2022-HQA3, Class M1, STACR®, 4.58% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(f)	141,720	140,253
Series 2020-DNA5, Class M2, STACR®, 5.08% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(f)	32,556	32,564
Total Agency Credit Risk Transfer Notes (Cost $1,115,483)		1,100,433
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Shares		Value
Preferred Stocks–0.87%
Diversified Banks–0.51%
Bank of America Corp., 6.50%, Series Z, Pfd.(d)	6,000	$5,903
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	20,000	19,180
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	313,000	279,314
Citigroup, Inc., 4.00%, Series W, Pfd.(d)	39,000	32,955
JPMorgan Chase & Co., 6.28% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(f)	257,000	256,998
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	12,040
		606,390
Integrated Telecommunication Services–0.07%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	100,000	86,649
Investment Banking & Brokerage–0.17%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	66,000	48,565
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(b)(d)	27,000	25,145
Morgan Stanley, 6.88%, Series F, Pfd.(d)	5,000	125,400
		199,110
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(d)	4,000	3,588
Multi-Utilities–0.02%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(d)	18,000	16,940
Other Diversified Financial Services–0.10%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	130,000	122,200
Total Preferred Stocks (Cost $1,125,459)		1,034,877
Principal Amount
Municipal Obligations–0.56%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$150,000	131,083
Series 2022, RB, 4.35%, 06/01/2041	110,000	97,581
	Principal Amount		Value
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		$145,000	$91,862
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		220,000	145,996
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		280,000	191,720
Total Municipal Obligations (Cost $905,000)			658,242
Non-U.S. Dollar Denominated Bonds & Notes–0.07%(p)
Movies & Entertainment–0.07%
Netflix, Inc., 3.88%, 11/15/2029(c) (Cost $111,564)	EUR	100,000	86,693
	Shares
Money Market Funds–3.26%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(q)(r)		1,341,218	1,341,218
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(q)(r)		980,663	980,859
Invesco Treasury Portfolio, Institutional Class, 2.87%(q)(r)		1,532,820	1,532,820
Total Money Market Funds (Cost $3,854,688)			3,854,897
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.90% (Cost $134,449,196)			119,445,552
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.53%
Invesco Private Government Fund, 3.01%(q)(r)(s)		837,460	837,460
Invesco Private Prime Fund, 3.11%(q)(r)(s)		2,153,884	2,153,884
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,991,366)			2,991,344
TOTAL INVESTMENTS IN SECURITIES–103.43% (Cost $137,440,562)			122,436,896
OTHER ASSETS LESS LIABILITIES—(3.43)%			(4,061,627)
NET ASSETS–100.00%			$118,375,269
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $45,572,108, which represented 38.50% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2022.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Zero coupon bond issued at a discount.
(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,540,969	$19,254,484	$(19,454,235)	$-	$-	$1,341,218	$5,605
Invesco Liquid Assets Portfolio, Institutional Class	1,396,860	13,753,203	(14,169,441)	33	204	980,859	7,246
Invesco Treasury Portfolio, Institutional Class	1,761,107	22,005,125	(22,233,412)	-	-	1,532,820	10,007
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,222,218	(4,384,758)	-	-	837,460	3,332*
Invesco Private Prime Fund	-	12,636,398	(10,482,824)	(22)	332	2,153,884	9,361*
Total	$4,698,936	$72,871,428	$(70,724,670)	$11	$536	$6,846,241	$35,551

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	44	December-2022	$9,037,188	$(146,925)	$(146,925)
U.S. Treasury 5 Year Notes	81	December-2022	8,708,133	(245,522)	(245,522)
U.S. Treasury 10 Year Notes	37	December-2022	4,146,312	(145,165)	(145,165)
U.S. Treasury Long Bonds	33	December-2022	4,171,406	(317,625)	(317,625)
U.S. Treasury Ultra Bonds	7	December-2022	959,000	(76,125)	(76,125)
Subtotal—Long Futures Contracts				(931,362)	(931,362)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	94	December-2022	(11,137,531)	609,027	609,027
Total Futures Contracts				$(322,335)	$(322,335)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/17/2022	Canadian Imperial Bank of Commerce	EUR	11,000	USD	11,434	$620
11/17/2022	Goldman Sachs & Co.	EUR	133,000	USD	138,293	7,550
Total Forward Foreign Currency Contracts						$8,170

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$50,000,242	$673,370	$50,673,612
Asset-Backed Securities	—	35,009,800	—	35,009,800
U.S. Treasury Securities	—	23,679,749	—	23,679,749
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,347,249	—	3,347,249
Agency Credit Risk Transfer Notes	—	1,100,433	—	1,100,433
Preferred Stocks	137,440	897,437	—	1,034,877
Municipal Obligations	—	658,242	—	658,242
Non-U.S. Dollar Denominated Bonds & Notes	—	86,693	—	86,693
Money Market Funds	3,854,897	2,991,344	—	6,846,241
Total Investments in Securities	3,992,337	117,771,189	673,370	122,436,896
Other Investments - Assets*
Futures Contracts	609,027	—	—	609,027
Forward Foreign Currency Contracts	—	8,170	—	8,170
	609,027	8,170	—	617,197
Other Investments - Liabilities*
Futures Contracts	(931,362)	—	—	(931,362)
Total Other Investments	(322,335)	8,170	—	(314,165)
Total Investments	$3,670,002	$117,779,359	$673,370	$122,122,731

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund